PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET
10.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consist of the following:

	As of December 31,
	2011	2012
Computers and other electronic equipment	$4,048	$3,905
Furniture and fixtures	184	208
Leasehold improvements	1,241	1,055
Motor vehicles	587	594

	6,060	5,762

Less: accumulated depreciation and amortization	(4,309)	(4,132)

	$1,751	$1,630

For the years ended December 31, 2010, 2011 and 2012, depreciation expense was $1,005, $1,092 and $921, respectively.